DEBT SECURITIES IN ISSUE (Tables)	6 Months Ended
Jun. 30, 2026
Debt Securities In Issue [Abstract]
Summary of Debt Securities in Issue

	30 June 2026	31 December 2025
	£m	£m
Medium-term notes	2,220	2,290
Downstreamed from Santander UK Group Holdings plc to Santander UK plc	10,498	9,606
Euro €35bn Global Covered Bond Programme	18,073	19,201
£10bn Global Covered Bond Programme	3,713	–
US $20bn Commercial Paper Programmes	2,264	2,411
Certificates of deposit	2,511	1,607
Credit linked notes	705	635
Securitisation programmes	7,271	5,638
	47,255	41,388